LOANS (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Past-due loans
Loans 30-59 Days Past Due	$ 692,010	$ 1,222,565
Loans 60-89 Days Past Due	116,090	616,832
Loans 90 or More Days Past Due	733,740	3,063,148
Total Past Due Loans	1,541,840	4,902,545
Current Loans	377,583,788	403,337,989
Total	379,125,628	408,240,534
Accruing Loans 90 or More Days Past Due		209,004
Non-accrual loans	6,446,132	11,471,329
Real estate loans
Past-due loans
Loans 30-59 Days Past Due	646,818	956,382
Loans 60-89 Days Past Due	116,090	577,608
Loans 90 or More Days Past Due	703,693	2,721,874
Total Past Due Loans	1,466,601	4,255,864
Current Loans	292,480,301	319,208,571
Total	293,946,902	323,464,435
Accruing Loans 90 or More Days Past Due		182,770
Non-accrual loans	6,301,332	11,015,605
Real estate loans | One-to-four family
Past-due loans
Loans 30-59 Days Past Due	631,656	318,052
Loans 60-89 Days Past Due	116,090	577,608
Loans 90 or More Days Past Due	673,677	1,811,054
Total Past Due Loans	1,421,423	2,706,714
Current Loans	117,463,030	109,643,679
Total	118,884,453	112,350,393
Accruing Loans 90 or More Days Past Due		182,770
Non-accrual loans	1,671,324	2,087,073
Real estate loans | Multi-family
Past-due loans
Current Loans	40,262,269	42,203,212
Total	40,262,269	42,203,212
Non-accrual loans	2,100,064	3,005,771
Real estate loans | Commercial
Past-due loans
Loans 30-59 Days Past Due	15,162	638,330
Loans 90 or More Days Past Due	30,016	535,402
Total Past Due Loans	45,178	1,173,732
Current Loans	120,793,934	137,593,141
Total	120,839,112	138,766,873
Non-accrual loans	1,388,887	3,466,342
Real estate loans | Construction and land
Past-due loans
Loans 90 or More Days Past Due		375,418
Total Past Due Loans		375,418
Current Loans	13,961,068	29,768,539
Total	13,961,068	30,143,957
Non-accrual loans	1,141,057	2,456,419
Commercial business
Past-due loans
Loans 30-59 Days Past Due	4,719	217,800
Loans 90 or More Days Past Due		286,692
Total Past Due Loans	4,719	504,492
Current Loans	71,935,712	70,746,590
Total	71,940,431	71,251,082
Accruing Loans 90 or More Days Past Due		26,234
Non-accrual loans		260,458
Consumer
Past-due loans
Loans 30-59 Days Past Due	40,473	48,383
Loans 60-89 Days Past Due		39,224
Loans 90 or More Days Past Due	30,047	54,582
Total Past Due Loans	70,520	142,189
Current Loans	13,167,775	13,382,828
Total	13,238,295	13,525,017
Non-accrual loans	144,800	195,266
Consumer | Home equity
Past-due loans
Loans 30-59 Days Past Due	40,473	48,383
Loans 60-89 Days Past Due		34,980
Loans 90 or More Days Past Due	30,047	49,090
Total Past Due Loans	70,520	132,453
Current Loans	11,642,181	11,929,655
Total	11,712,701	12,062,108
Non-accrual loans	144,800	185,531
Consumer | Automobile and other
Past-due loans
Loans 60-89 Days Past Due		4,244
Loans 90 or More Days Past Due		5,492
Total Past Due Loans		9,736
Current Loans	1,525,594	1,453,173
Total	1,525,594	1,462,909
Non-accrual loans		$ 9,735